STATUTORY RESERVES (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
STATUTORY RESERVES
Appropriations to general reserve as a percentage of profit after tax	10.00%
Threshold percentage of registered capital required to be maintained	50.00%
Appropriation to statutory reserve	$ 170	$ 991	$ 498
Capital and statutory reserve restricted	$ 14,248